Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
					Investment Based On:
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Company TSR ($)(4)	Peer Group TSR ($)(5)	(GAAP) Net Income (Loss) ($)
2022	293,125	(14,678,101)	5,027,041	2,284,924	24	66	(114,019,000)
2021	8,676,815	30,813,221	3,274,545	10,849,663	43	97	(38,756,000)

Named Executive Officers, Footnote [Text Block]	Mr. Oppenheimer served as the principal executive officer (“PEO”) for the entirety of 2022 and 2021. The Company’s other NEOs for were Mr. Hug, Mr. Munipalli and Mr. Sinha and Ms. Yoakum and Ms. Morgan for 2022 and Mr. Hug and Ms. Morgan for 2021. Mr. Munipalli and Mr. Sinha joined the company in July and February 2022, respectively, and Ms. Morgan resigned as our chief financial officer effective as of July 2022 and remained employed with Remitly as a non-officer employee through October 2022.
Peer Group Issuers, Footnote [Text Block]	The peer group used is the NASDAQ KBW Financial Technology Index, which is the same peer group the Company uses for its disclosure under Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 293,125	$ 8,676,815
PEO Actually Paid Compensation Amount	$ (14,678,101)	30,813,221
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Oppenheimer and for the average of the other NEOs is set forth in the table below.
The table below details the adjustments made to the Summary Compensation table total to calculate the compensation actually paid to our NEOs each year:

		(Minus)	Plus	Plus/(Minus)	Plus	Plus/(Minus)	(Minus)
Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year ($)	Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years ($)	Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Years for Which All Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in the Prior Fiscal Year that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Mr. Oppenheimer
2022	293,125	—	—	(8,555,998)	—	(6,415,228)	—	(14,678,101)
2021	8,676,815	(8,383,750)	11,350,885	14,967,404	—	4,201,866	—	30,813,221
Other NEOs (Average)
2022	5,027,041	(4,714,409)	4,928,481	(1,312,363)	100,478	(1,038,659)	(705,645)	2,284,924
2021	3,274,545	(2,979,793)	5,472,828	3,510,006	130,960	1,441,117	0	10,849,663

Non-PEO NEO Average Total Compensation Amount	$ 5,027,041	3,274,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,284,924	10,849,663
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Oppenheimer and for the average of the other NEOs is set forth in the table below.
The table below details the adjustments made to the Summary Compensation table total to calculate the compensation actually paid to our NEOs each year:

		(Minus)	Plus	Plus/(Minus)	Plus	Plus/(Minus)	(Minus)
Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year ($)	Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years ($)	Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Years for Which All Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in the Prior Fiscal Year that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Mr. Oppenheimer
2022	293,125	—	—	(8,555,998)	—	(6,415,228)	—	(14,678,101)
2021	8,676,815	(8,383,750)	11,350,885	14,967,404	—	4,201,866	—	30,813,221
Other NEOs (Average)
2022	5,027,041	(4,714,409)	4,928,481	(1,312,363)	100,478	(1,038,659)	(705,645)	2,284,924
2021	3,274,545	(2,979,793)	5,472,828	3,510,006	130,960	1,441,117	0	10,849,663

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following charts illustrate the relationship between compensation actually paid to the PEO and the NEOs of the Company, as calculated per the SEC disclosure rules, TSR and net income.
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 24	43
Peer Group Total Shareholder Return Amount	66	97
Net Income (Loss)	$ (114,019,000)	(38,756,000)
PEO Name	Mr. Oppenheimer
Additional 402(v) Disclosure [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Oppenheimer and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for that applicable year, other than Mr. Oppenheimer.Pursuant to rules of the SEC, the comparison assumes $100 was invested in our common stock on September 23, 2021, the date of our initial public offering, using the closing stock price of the day of our initial public offering. TSR represents cumulative TSR over the following measurement periods: (1) for 2022, September 23, 2021 to December 31, 2022; and (2) for 2021, September 23, 2021 to December 31, 2021. The stockholder return shown in the table is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.The Company does not , and is not required to, use any financial performance measures to link executive compensation actually paid to Company performance, and as permitted by the SEC, is not required to disclose a tabular list of its most important financial performance measures.
PEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(8,383,750)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	11,350,885
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,555,998)	14,967,404
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,415,228)	4,201,866
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,714,409)	(2,979,793)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,928,481	5,472,828
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,312,363)	3,510,006
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	100,478	130,960
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,038,659)	1,441,117
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (705,645)	$ 0